UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        11/3/2000


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           41

Form 13F Information Table Value Total: $         145,035



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     3092    65000 SH       SOLE                    65000
AMERADA HESS CORP.             COM              023551104     3748    56000 SH       SOLE                    56000
AMERICAN EXPRESS CO            COM              025816109     2977    49000 SH       SOLE                    49000
AMGEN INC                      COM              031162100     3561    51000 SH       SOLE                    50000              1000
BEAR STEARNS COS INC           COM              073902108     2646    42000 SH       SOLE                    42000
CHEVRON CORPORATION            COM              166751107     3751    44000 SH       SOLE                    44000
CHIRON CORP                    COM              170040109     2700    60000 SH       SOLE                    60000
COMPAQ COMPUTER CORP           COM              204493100     4526   164100 SH       SOLE                   160000              4100
CVS CORP.                      COM              126650100     2316    50000 SH       SOLE                    50000
EXXON MOBIL CORP               COM              30231G102     4813    54000 SH       SOLE                    54000
FRANKLIN RES INC               COM              354613101     4496   101200 SH       SOLE                    99200              2000
GATEWAY INC                    COM              367626108     2337    50000 SH       SOLE                    50000
GENZYME                        COM              372917104     4773    70000 SH       SOLE                    67000              3000
GOLDMAN SACHS                  COM              38141G104     6380    56000 SH       SOLE                    55000              1000
HALLIBURTON CO COM             COM              406216101     5138   105000 SH       SOLE                   105000
HCA - THE HEALTHCARE COMPANY   COM              404119109     2599    70000 SH       SOLE                    70000
HEINZ H J CO COM               COM              423074103     1853    50000 SH       SOLE                    50000
HEWLETT PACKARD                COM              428236103     3492    36000 SH       SOLE                    36000
HUMANA INC                     COM              444859102     4177   388600 SH       SOLE                   378800              9800
INTEL CORP.                    COM              458140100     4239   102000 SH       SOLE                   102000
KNIGHT-TRIMARK GROUP INC       COM              499063105     3276    91000 SH       SOLE                    89000              2000
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     5393    36500 SH       SOLE                    36500
MERRILL LYNCH & CO             COM              590188108     5016    76000 SH       SOLE                    74000              2000
MORGAN STANLEY DEAN WITTER DIS COM              617446448     2972    32500 SH       SOLE                    32500
NABI INC                       COM              628716102       77    11000 SH       SOLE                                      11000
OXFORD HEALTH PLANS            COM              691471106     3289   107000 SH       SOLE                   107000
PARKER DRILLING CO.            COM              701081101      112    16000 SH       SOLE                                      16000
PROCTER & GAMBLE CO            COM              742718109     2680    40000 SH       SOLE                    40000
QUALCOMM INC                   COM              747525103     6840    96000 SH       SOLE                    96000
SARA LEE CORP                  COM              803111103     3087   152000 SH       SOLE                   150000              2000
SCHLUMBERGER LTD               COM              806857108     2222    27000 SH       SOLE                    26000              1000
SCHWAB CHARLES CP NEW          COM              808513105     4406   124100 SH       SOLE                   124100
SCRIPPS E W CO CL A            COM              811054204     3440    63700 SH       SOLE                    63700
T. ROWE PRICE ASSOCIATES, INC. COM              741477103     1643    35000 SH       SOLE                    35000
TENET HEALTHCARE CORP          COM              88033G100     2364    65000 SH       SOLE                    65000
TEXACO CORP.                   COM              881694103     7229   137700 SH       SOLE                   135200              2500
TEXAS INSTRUMENTS              COM              882508104     1652    35000 SH       SOLE                    35000
UNITEDHEALTH GROUP INC         COM              91324P102     3456    35000 SH       SOLE                    35000
UNOCAL CORP.                   COM              915289102     2268    64000 SH       SOLE                    64000
USX MARATHON GRP NEW           COM              902905827     4429   156100 SH       SOLE                   151100              5000
WELLPOINT HEALTH NETWORK       COM              94973H108     5568    58000 SH       SOLE                    58000